Marketable Securities	12 Months Ended
Dec. 31, 2017
Disclosure of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 7:	MARKETABLE SECURITIES

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	December 31,
	2017	2016
	U.S. dollars in thousands

Marketable securities	298	414

	298	414

c.	Changes in marketable securities for the years ended December 31, 2017 and 2016, were as follows:

	December 31,
	2017	2016
	U.S. dollars in thousands

Fair value opening balance	414	251
Changes in fair value during the period	(116)	163

	298	414